Derivatives and other liabilities	12 Months Ended
Dec. 31, 2013
Derivative and Other Liabilities [Abstract]
Derivative And Other Liabilities Disclosure [Text Block]
Note 14 — Derivatives and other liabilities

Derivative and other liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Derivative liability, long-term portion	3,248,595	$780,960
Deferred rent	185,405	58,005
Deferred tax liability	68,589	50,000
Interest payable	44,194	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	38,738	—
	$3,615,521	$952,344

In September 2012, the Company received $30,000 in proceeds for an Economic Development Fund Agreement with Montgomery County Maryland as a “conditional grant” to be funded by the County’s Department of Economic Development. This conditional grant is to be repaid with interest unless certain performance conditions are achieved through 2017. If the performance conditions are met then repayment of principal and interest is forgiven.